UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.  20549

                           FORM 13F

                      FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 1999

Check here if Amendment [  ];  Amendment Number:

This Amendment (Check only one.):   [  ] is a restatement.
                                    [  ] adds new holdings
                                         entries.

Institutional Investment Manager Filing this Report:

Name:        Liberty Mutual Insurance Company
Address:     175 Berkeley Street
             Boston, Massachusetts  02117

Form 13F File Number:  28-33

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Joyce B. Riegel
Title:    Vice President and Chief Compliance Officer
Phone:    (312) 368-7727

Signature, Place, and Date of Signing:
   /s/ Joyce B. Riegel    Chicago, Illinois  February 10, 2000

Report Type (Check only one.):

[XX] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


                     Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0
Form 13F Information Table Entry Total:   179
Form 13F Information Table Value Total:   $617,397
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

                                NONE

FORM 13F INFORMATION TABLE


Column 1                          Column 2  Column 3  Column    Column 5   Column 6   Column 7               Column 8
Name of Issuer                     Title              Fair Mrkt Shares                                  Voting Authority
                                    of      CUSIP     Value     or Prin  Investment   Other      (A)        (B)       (C)
                                   Class    Number    ($000)    Amount   Discretion  Managers    Sole     Shared     None
------------------------------- ----------  --------- ------  --------- -----------  -------- --------   -------  --------

ADC TELECOMMUNICATIONS             Common   000886101     29       400    Sole                     400
AT&T CORP                          Common   001957109     41       800    Sole                     800
AT&T CORP - LIBERTY MEDIA         Class A   001957208    341     6,000    Sole                   6,000
ABBOT LABORATORIES                 Common   002824100     44     1,200    Sole                   1,200
A C NIELSEN CORP.                  Common   004833109  1,777    72,149    Sole                  72,149
ADAPTEC INC                        Common   00651F108     50     1,000    Sole                   1,000
AEGON NV                        Amer Reg Sh 007924202  2,575    26,968  Defined                 26,968
AIR PRODUCTS & CHEMICALS INC       Common   009158106 13,301   396,324    Sole                 396,324
CHECK POINT SOFTWARE TECH. INSN   Spn ADR   010824113  1,053     5,300  Defined                  5,300
   IL0
ALBERTSONS INC                     Common   013104104     16       500    Sole                     500
ALCOA INC                          Common   013817101    558     6,722    Sole                   6,722
AMERICAN GENERAL CORP              Common   026351106     25       325    Sole                     325
AMERICAN HOME PRODUCTS             Common   026609107    251     6,400    Sole                   6,400
AMGEN                              Common   031162100    360     6,000    Sole                   6,000
ANALOG DEVICES INC.                Common   032654105    307     3,300    Sole                   3,300
AUTOWEB COM, INC.                  Common   053331104      0         5    Sole                       5
BANCO SANTANDER CEN               Spn ADR   05964H105  1,089    93,120  Defined                 93,120
BANK OF AMERICA CORP               Common   060505104    163     3,253    Sole                   3,253
BANK ONE CORPORATION               Common   06423A103     26       810    Sole                     810
BELL ATLANTIC CORP                 Common   077853109     37       600    Sole                     600
BELLSOUTH CORP                     Common   079860102    281     6,000    Sole                   6,000
H & R BLOCK                        Common   093671105    175     4,000  Defined                                    4,000
BRISTOL-MYERS CO.                  Common   110122108    706    11,000    Sole                  11,000
BRITISH TELECOM                   Spn ADR   111021408  2,514    10,565  Defined                 10,565
CBS                                Common   12490K107    288     4,500    Sole                   4,500
CSG SYS IN'T                       Common   126349109    160     4,000    Sole                   4,000
CADENCE DESIGN SYSTEM              Common   127387108     24     1,000    Sole                   1,000
CARNIVAL CORP CLASS-A             Class A   143658102    263     5,500    Sole                   5,500
CATERPILLAR TRACTOR CO             Common   149123101     47     1,000    Sole                   1,000
CENTURYTEL, INC                    Common   156700106    611    12,900    Sole                  12,900
CHARTED SMEI CONDUCTOR            Spn ADR   16133R106    854    11,700  Defined                 10,200             1,500
CHASE MANHATTAN CORP               Common   16161A108    610     7,850    Sole                   7,850
CHEVRON CORP                       Common   166751107    201     2,325    Sole                   2,325
CHILECTRA S.A.                    Spn ADR   168884104     84     4,400  Defined                  4,400
CISCO SYS INC.                     Common   17275R102  1,286    12,000    Sole                  12,000
CINTAS CORP.                       Common   172908105    159     3,000    Sole                   3,000
CITIGROUP INC.                     Common   172967101    407     7,300    Sole                   7,300
CLEAR CHANNEL COMMUNICATIONS       Common   184502102    179     2,000    Sole                   2,000
COLUMBIA/HCA HEALTHCARE CORP       Common   197677107     38     1,300    Sole                   1,300
COMCAST CORP                      CL A SPL  200300200    202     4,000    Sole                   4,000
CIA TELECOM CHILE                 Spn ADR   204449300     47     2,600  Defined                  2,600
COMPAQ COMPUTER CORP               Common   204493100     27     1,000    Sole                   1,000
COMPUTER ASSOC INTL INC            Common   204912109     49       700    Sole                     700
COMPUTER SCIENCES CORP             Common   205363104    189     2,000    Sole                   2,000
COMPUWARE CORP.                    Common   205638109     30       800    Sole                     800
CHINA.COM ISIN KYG                  ADR     2108N1097    105     1,334  Defined                  1,334
COOPER TIRE & RUBBER CO            Common   216831107     27     1,700    Sole                   1,700
DTE ENERGY COMPANY                 Common   233331107     11       350    Sole                     350
DANAHER CORPORATION                Common   235851102    169     3,500    Sole                   3,500
DARDEN RESTAURANTS INC.            Common   237194105  8,058   444,600    Sole                 444,600
DELUXE CORPORATION                 Common   248019101  2,202    80,264    Sole                  80,264
DEVRY INC.                         Common   251893103    244    13,000    Sole                  13,000
DILLARDS INC-CL A                 Class A   254067101     12       600    Sole                     600
DONALDSON CO INC                   Common   257651109    192     8,000    Sole                   8,000
DORCHESTER HUGOTON                 Common   258205202     95    10,000  Defined                                   10,000
DUN & BRADSTREET CORP.             Common   26483B106  6,385   216,446    Sole                 216,446
EMC CORPORATION                    Common   268648102    874     8,000    Sole                   8,000
EL PASO ELECTRIC CO.               Common   283677854    279    28,404    Sole                  28,404
ENTERGY CORP                       Common   29364G103     41     1,600    Sole                   1,600
EQUANT NV                          NY REG   294409107  1,657    14,793  Defined                 14,793
ERICSSON (L.M.) TEL.              Spn ADR   294821400  2,024    30,816  Defined                 30,816
EXXON CORP/STANDARD OIL N J        Common   302290101    443     5,500    Sole                   5,500
FEDERAL NATL MTG ASSN              Common   313586109     44       700    Sole                     700
FIFTH THIRD BANCORP.               Common   316773100    220     3,000    Sole                   3,000
FIRST DATA CORP.                   Common   319963104     64     1,300    Sole                   1,300
FIRSTAR CORPORATION                Common   33763V109    190     9,000    Sole                   9,000
FOMENTO ECONOMICO MEX             Spn ADR   344419106    120     2,700  Defined                  2,700
FORD MOTOR CO                      Common   345370100     37       700    Sole                     700
GTE CORP                           Common   362320103    642     9,100    Sole                   9,100
GANNETT CO INC                     Common   364730101  4,388    53,802    Sole                  53,802
GARTNER GROUP                      Common   366651206    778    56,362    Sole                  56,362
GENERAL ELECTRIC CO                Common   369604103 90,005   581,614    Sole                 581,614
GENERAL MILLS INC                  Common   370334104 25,255   706,444    Sole                 706,444
GOLDMAN SACHS GROUP                Common   38141G104    231     2,450    Sole                   2,450
GRAINGER W W INC                   Common   384802104  9,275   193,992    Sole                 193,992
GRUPO TELEVISA SA                 Spn GDR   40049J206    191     2,800  Defined                  2,800
GULF CANADA RESOURCES INC.         Common   40218L305 32,086 9,506,827    Sole               9,506,827
GULF INDONESIA RESOURCES          Spn ADR   402284103  1,625    20,000  Defined                 20,000
HSB GROUP INC.                     Common   40428N109 16,159   477,900    Sole                 477,900
HEWLETT-PACKARD CO                 Common   428236103 11,419   100,386    Sole                 100,386
IMS HEALTH INC.                    Common   449934108 11,769   432,892    Sole                 432,892
ILLINOIS TOOL WORKS INC            Common   452308109      7       100    Sole                     100
INFOSYS TECHNOLOGIES              Spn ADR   456788108  2,607     7,900  Defined                  7,900
INSURANCE SERVICES OFFICE INC      Common   45806@109  8,938   223,447    Sole                 223,447
INTEL CORP                         Common   458140100    444     5,400    Sole                   5,400
INTERNATIONAL BUS MACHS CORP       Common   459200101    453     4,200    Sole                   4,200
INTERPUBLIC GROUP COS INC          Common   460690100    363     6,300    Sole                   6,300
JDN REALTY CORP                    Common   465917102    121     7,500    Sole                   7,500
JDS UNIPHASES                      Common   46612J101    161     1,000    Sole                   1,000
JOHNSON & JOHNSON                  Common   478160104 75,100   805,366    Sole                 805,366
KIMBERLY CLARK CORP                Common   494368103     52       800    Sole                     800
KIMBERLY CLARK MEX                Spn ADR   494386204     95     5,000  Defined                  5,000
PHILIPS ELECTRONICS                Common   500472204    435     3,220    Sole                   3,220
KOREA ELECTRIC POWER CORP.        Spn ADR   500631106  2,329   139,050  Defined                 83,310            55,740
KOREA TELECOM CORP.               Spn ADR   50063P103 46,245   618,664  Defined                558,064            60,600
LIBERTY ALL-STAR GROWTH FUND       Common   529900102  3,035   280,670    Sole                 280,670
LIBERTY ALL-STAR EQUITY FUND       Common   530158104 80,354 7,263,996    Sole               7,263,996
ELI LILLY & CO                     Common   532457108    246     3,700    Sole                   3,700
ELI LILLY & CO                     Common   532457108    266     4,000  Defined                                    4,000
LOCKHEED MARTIN CORP.              Common   539830109     16       750    Sole                     750
LOEWS CORP.                        Common   540424108     27       450    Sole                     450
MBIA, INC.                         Common   55262C100    211     4,000    Sole                   4,000
MCI WORLDCOM INC                   Common   55268B106    318     6,000    Sole                   6,000
MGIC INVESTMENT CORP.              Common   552848103     27       450    Sole                     450
MATAV RT                          Spn ADR   559776109    302     8,400  Defined                  8,400
MCDONALDS CORP                     Common   580135101 80,622 1,999,960    Sole               1,999,960
MEDIAONE GROUP                     Common   58440J104    304     3,961    Sole                   3,961
MEDTRONIC INC                      Common   585055106    291     8,000    Sole                   8,000
MERCANTILE BANKSHARES CORP.        Common   587405101    192     6,000    Sole                   6,000
MERCK & CO INC                     Common   589331107 32,264   480,208    Sole                 480,208
MICROSOFT CORP.                    Common   594918104    701     6,000    Sole                   6,000
MORGAN STANLEY, DEAN WITTER        Common   617446448     43       300    Sole                     300
MOTOROLA INC                       Common   620076109    545     3,701    Sole                   3,701
MYLAN LABS INC                     Common   628530107     25     1,000    Sole                   1,000
MUTMUX                             Common   629407107    175     1,400    Sole                   1,400
NABISCO HOLDING CORP.              Common   629526104     63     2,000  Defined                                    2,000
NATIONAL CITY CORP.                Common   635405103     28     1,200    Sole                   1,200
NEW YORK TIMES CO                 Class A   650111107    138     2,800    Sole                   2,800
NOKIA CORP                        Spn ADR   654902204    401     2,400    Sole                   2,400
NOKIA CORP                        Spn ADR   654902204  3,820    19,900  Defined                 19,900
NORFOLK SOUTHERN CORP.             Common   655844108     33     1,600    Sole                   1,600
NORSK HYDRO A S                   Spn ADR   656531605     47     1,100    Sole                   1,100
NORTEL NETWORKS CORP.              Common   656569100    159     1,575    Sole                   1,575
NORTEL NETWORKS CORP.              Common   656569100  1,212    12,000  Defined                 12,000
NORTHERN TRUST CORP.               Common   665859104    159     3,000    Sole                   3,000
NUCOR CORP                         Common   670346105     44       800    Sole                     800
OFFICE DEPOT INC                   Common   676220106     17     1,500    Sole                   1,500
OLD REP INTL CORP                  Common   680223104     32     2,350    Sole                   2,350
ORACLE SYSTEMS CORP                Common   68389X105    112     1,000    Sole                   1,000
PAPA JOHNS INT'L INC.              Common   698813102     91     3,500    Sole                   3,500
PHILIP MORRIS COS INC              Common   718154107     37     1,600    Sole                   1,600
PHILLIPS PETROLEUM CO              Common   718507106     24       500    Sole                     500
PITTWAY CORP.                      Common   725790208    403     9,000    Sole                   9,000
PRAXAIR INC            -  WI       Common   74005P104     28       550    Sole                     550
PRECISION CASTPARTS CORP           Common   740189105     18       700    Sole                     700
QUALCOMM INC.                      Common   747525103    204     1,160    Sole                   1,160
QUINTILES TRANSNATIONAL            Common   748767100     11       600    Sole                     600
R. H. DONNELLEY CORP               Common   74955W307    817    43,291    Sole                  43,291
RAYTHEON COMPANY                  Class B   755111408     19       700    Sole                     700
REPSOL S A                        Spn ADR   76026T205     56     2,400    Sole                   2,400
REUTERS GROUP PLC                 Spn ADR   76132M102  1,125    13,927  Defined                 13,927
RUSSELL CORP                       Common   782352108     13       750    Sole                     750
SAFECO CORP                        Common   786429100     19       750    Sole                     750
SAFEWAY INC.                       Common   786514208     72     2,000  Defined                                    2,000
SANDY SPRING BANCORP, INC.         Common   800363103    691    25,604    Sole                  25,604
SATYAM INFOWAY                    Spn ADR   804099109    248     1,600  Defined                  1,600
SHERWIN WILLIAMS CO                Common   824348106     34     1,600    Sole                   1,600
SMITHKLINE BEECHAM                Spn ADR   832378301  2,066    32,228  Defined                 32,228
SOUTHERN CO                        Common   842587107     35     1,500    Sole                   1,500
SOUTHWEST AIRLS COMPANY            Common   844741108     58     3,600    Sole                   3,600
SPRINT                             Common   852061100    416     6,175    Sole                   6,175
STAFF LEASING INC.,                Common   852381102  1,900   200,000    Sole                 200,000
SUN MICROSYSTEMS INC               Common   866810104    898    11,600    Sole                  11,600
SYBRON INT'L CORP - WISC           Common   87114F106    296    12,000    Sole                  12,000
SYNNEX                              GDR     87161A208    292    11,085  Defined                 11,085
TCS ENTERPRISES                    Common   872339106      3     5,000    Sole                   5,000
TJX COS INC                        Common   872540109    102     5,000    Sole                   5,000
TAIWAN SEMI CONDUCTOR             Spn ADR   874039100    859    19,090  Defined                 19,090
TELECENTRO SUL                    Spn ADR   879239101    118     1,300  Defined                  1,300
TELESUDESTE CELLULAR PART           ADR     879252104     97     2,500  Defined                  2,500
TELEFONICA SA                     Spn ADR   879382208    574     6,489  Defined                  6,489
TELEFONOS DE MEXICO S A           Spn ADR   879403780     39       350    Sole                     350
TELEFONOS DE MEXICO S A           Spn ADR   879403780    236     2,100  Defined                  2,100
TELESP PART                       Spn ADR   87952K100     66     2,700  Defined                  2,700
TERRA NETWORK                     Spn ADS   88100W103    307     5,600  Defined                  5,600
TORCHMARK CORP                     Common   891027104     35     1,200    Sole                   1,200
TYCO INTERNATIONAL LTD.            Common   902124106      6       150    Sole                     150
U S FOOD SERVICE                   Common   90331R101    168    10,000    Sole                  10,000
US WEST, INC.                      Common   91273H101     18       250    Sole                     250
V F CORP                           Common   918204108     20       675    Sole                     675
VINA CONCHA Y TORO SA             Spn ADR   927191106     98     2,600  Defined                  2,600
VODAFONE AIRTOUCH                 Spn ADR   92857T107  1,559    31,500  Defined                 31,500
VODAFONE AIRTOUCH                 Spn ADR   92857T107     51    10,342    Sole                  10,342
VOICESTREAM WIRELESS CORP.         Common   928615103    213     1,500    Sole                   1,500
VULCAN MATERIALS CO.               Common   929160109     14       350    Sole                     350
WHIRLPOOL CORP                     Common   963320106     20       300    Sole                     300
WILLIAMS COMPANIES                 Common   969457100    513    16,800    Sole                  16,800
XEROX CORP                         Common   984121103     16       700    Sole                     700
YORK INTERNATIONAL CORP.           Common   986670107     25       900    Sole                     900

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